Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.2%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	550	$ 563,264
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	165	165,992
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	102,873
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)	25	24,704
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	240	246,745
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	687	698,555
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	248	250,645
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	554,020
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	86,852
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	424	394,187
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	585,865
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	341,694
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	470	471,343
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	40	40,178
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	274,971
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	79	77,815
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	322	314,031
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	398,202
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	95,254
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	744,578
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	81	81,158
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	37	36,533
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	291	274,838
Seris 2020-2A, Class A2, 3.237%, 1/20/51(1)	51	49,575
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	152	152,489
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	265,902
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	146	147,967
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	336	344,223
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	566	579,983
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	168	142,702
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	165	165,123
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	89	$ 88,090
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	504	509,506
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	277	276,613
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	55	54,189
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.997%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	528	529,335
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	61	39,351
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	123	75,422
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	118	111,802
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	260	231,965
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	33	29,394
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	33	29,025
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	60	50,947
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	72	59,299
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	272	232,176
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	82	56,448
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	100	11,904
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	680	681,861
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	373	354,273
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	261	265,181
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	70	68,855
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	175	170,843
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	316	322,354
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	317	316,733
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	98	95,971
Series 2021-C, Class A, 2.18%, 10/8/31(1)	828	812,152
Series 2021-C, Class B, 2.67%, 10/8/31(1)	98	96,726
Series 2025-A, Class B, 5.30%, 2/8/33(1)	172	172,225
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	143	143,683
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	6	6,067
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1	565
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	264	253,590
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	374	381,927
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.522%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	49	49,020

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		469	$ 469,898
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	108,897
Seris 2025-1A, Class B, 5.727%, 8/15/50(1)		45	45,312
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)		255	256,541
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		151	142,466
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		171	151,641
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		895	887,222
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		167	173,291
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		496	488,643
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		102	96,169
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		45	44,374
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		97	104,032
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		214	214,059
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		149	149,687
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		224	200,345
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		248	195,780
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		394	365,842
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		473	397,989
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		180	172,007
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		213	192,077
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		657	631,234
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		116	110,325
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		480	480,872
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		63	63,605
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		34	30,925
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		298	280,810
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	410	490,992
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		735	696,584
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		224	218,180
Security	Principal Amount* (000's omitted)	Value
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	37	$ 38,402
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	317	292,720
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	74	72,787
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	179	171,809
Total Asset-Backed Securities (identified cost $24,164,651)		$ 23,685,270

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$348	$ 339,948
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	100	101,666
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	107	107,972
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	159	161,820
Eagle Re Ltd., Series 2021-2, Class M1C, 7.806%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	67	67,734
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	40	41,291
Series 5402, Class BZ, 6.00%, 4/25/54	16	16,922
Series 5413, Class MZ, 6.00%, 5/25/54	38	39,417
Series 5483, Class FB, 5.786%, (30-day SOFR Average + 1.43%), 12/25/54(3)	602	605,214
Series 5529, Class AF, 5.356%, (30-day SOFR Average + 1.00%), 3/25/55(3)	450	450,354
Series 5556, Class FA, 5.506%, (30-day SOFR Average + 1.15%), 7/25/55(3)	357	357,491
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.621%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	85	95,765
Series 2020-DNA6, Class B1, 7.356%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	25	26,755
Series 2021-DNA2, Class B1, 7.756%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	55	61,429
Series 2021-DNA2, Class B2, 10.356%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	50	61,252
Series 2022-DNA2, Class M1A, 5.656%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	81	80,837
Federal National Mortgage Association, Series 2024-33, Class KF, 5.306%, (30-day SOFR Average + 0.95%), 1/25/54(3)	32	31,803
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.821%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	46	49,040

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R05, Class 1B1, 8.571%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	$54	$ 54,904
Series 2019-R06, Class 2B1, 8.221%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	242	248,314
Series 2019-R07, Class 1B1, 7.871%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	89	90,783
Series 2020-R02, Class 2B1, 7.471%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	405	415,189
Series 2021-R01, Class 1B2, 10.356%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	143	148,189
Series 2021-R02, Class 2B1, 7.656%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	12	12,542
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	169,584
Series 2023-84, Class MW, 6.00%, 6/20/53	171	178,324
Series 2023-98, Class BW, 6.00%, 7/20/53	25	26,016
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,977
Series 2023-101, Class FM, 5.289%, (30-day SOFR Average + 0.90%), 7/20/53(3)	205	205,127
Series 2024-44, Class LM, 6.00%, 3/20/54	98	101,874
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,959
Series 2024-59, Class LG, 6.00%, 4/20/54	630	655,284
Series 2025-2, Class FB, 5.439%, (30-day SOFR Average + 1.05%), 12/20/54(3)	108	108,464
Home Re Ltd., Series 2021-1, Class M2, 7.321%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	40	40,123
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	120	120,964
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	117	119,163
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	100	100,568
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.608%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	505	507,985
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	404	411,586
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	199	202,168
Total Collateralized Mortgage Obligations (identified cost $6,543,373)		$6,664,797

Commercial Mortgage-Backed Securities — 3.7%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	695	$ 612,881
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	274,789
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	485	347,007
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/30(1)(2)	62	62,217
Security	Principal Amount* (000’s omitted)		Value
BPR Trust, Series 2022-SSP, Class A, 7.15%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		295	$ 296,635
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.215%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)		645	643,548
Series 2021-VOLT, Class C, 5.365%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)		198	196,885
Series 2021-VOLT, Class D, 5.915%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)		367	365,648
BX Trust, Series 2025-GW, Class E, 7.80%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		90	90,595
Caister Finance DAC, Series 1A, Class B, 6.427%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	269	363,033
CSMC Trust, Series 2021-BPNY, Class A, 7.98%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		544	517,559
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(2)		305	314,086
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.345%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)		368	368,798
Series 2021-ESH, Class C, 5.965%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)		506	506,556
Series 2021-ESH, Class D, 6.515%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)		152	152,016
Series 2025-ESH, Class E, (1 mo. SOFR + 3.35%), 10/15/42(1)(5)		45	45,113
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		1,019	1,007,395
Series KSG1, Class A2, 1.503%, 9/25/30		278	246,756
Series KW06, Class A2, 3.80%, 6/25/28(2)		530	525,805
Series W5FX, Class AFX, 3.336%, 4/25/28(2)		192	188,641
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)		449	439,874
Series 2018-M13, Class A2, 3.875%, 9/25/30(2)		1,194	1,175,474
Series 2019-M22, Class A2, 2.522%, 8/25/29		474	448,178
Series 2020-M1, Class A2, 2.444%, 10/25/29		963	901,047
Series 2023-M1S, Class A2, 4.648%, 4/25/33(2)		848	849,779
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.721%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		374	380,588
Series 2020-01, Class M10, 8.221%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		455	463,861
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		262	268,095
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.841%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)		441	442,410
Series 2024-WLF2, Class D, 7.09%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		100	100,716
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.792%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)		275	275,799

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.40%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	149	$ 149,044
Series 2025-STAY, Class D, 7.00%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)	507	507,713
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	12,597
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	1,574
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.091%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	294	295,015
NYC Trust, Series 2024-3ELV, Class A, 6.141%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	405	407,465
ORL Trust:
Series 2024-GLKS, Class A, 5.643%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	490	490,841
Series 2024-GLKS, Class D, 6.941%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	176	176,765
Series 2024-GLKS, Class F, 8.589%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)	100	99,837
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.542%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	421	420,448
TX Trust:
Series 2024-HOU, Class A, 5.742%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	430	429,861
Series 2024-HOU, Class E, 8.538%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	78	78,529
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	277	292,708
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	361,605
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	295	298,623
Total Commercial Mortgage-Backed Securities (identified cost $17,622,132)		$16,894,409

Common Stocks — 62.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	9,600	$ 3,099,072
		$ 3,099,072
Beverages — 1.2%
Coca-Cola Co.	83,390	$ 5,530,425
		$ 5,530,425
Biotechnology — 1.2%
AbbVie, Inc.	23,300	$ 5,394,882
		$ 5,394,882
Security	Shares	Value
Broadline Retail — 3.1%
Amazon.com, Inc.(6)	64,760	$ 14,219,353
		$ 14,219,353
Building Products — 0.3%
Carrier Global Corp.	22,600	$ 1,349,220
		$ 1,349,220
Capital Markets — 3.1%
Blue Owl Capital, Inc.(7)	158,100	$ 2,676,633
Intercontinental Exchange, Inc.	29,100	4,902,768
S&P Global, Inc.	7,700	3,747,667
Tradeweb Markets, Inc., Class A	25,003	2,774,833
		$14,101,901
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	18,000	$3,164,400
		$3,164,400
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	51,800	$5,338,508
		$5,338,508
Electric Utilities — 0.7%
Constellation Energy Corp.	9,200	$3,027,444
		$3,027,444
Electrical Equipment — 2.3%
AMETEK, Inc.	19,200	$3,609,600
Eaton Corp. PLC	14,000	5,239,500
Siemens Energy AG(6)	15,300	1,798,961
		$10,648,061
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	31,400	$3,885,750
		$3,885,750
Energy — 0.0%†
Enviva LLC(6)(8)	2,418	$42,315
		$42,315
Energy Equipment & Services — 1.4%
Baker Hughes Co.	131,400	$6,401,808
		$6,401,808
Entertainment — 2.8%
Liberty Media Corp.-Liberty Formula One, Class C(6)	43,300	$4,522,685
Netflix, Inc.(6)	5,000	5,994,600
Spotify Technology SA(6)	3,100	2,163,800
		$12,681,085

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 4.0%
Mr. Cooper Group, Inc.	32,682	$ 6,889,039
Shift4 Payments, Inc., Class A(6)(7)	52,800	4,086,720
Visa, Inc., Class A	21,400	7,305,532
		$ 18,281,291
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	27,100	$ 3,629,774
Hologic, Inc.(6)	45,000	3,037,050
		$ 6,666,824
Health Care Providers & Services — 1.5%
Humana, Inc.	9,900	$2,575,683
Quest Diagnostics, Inc.	14,000	2,668,120
UnitedHealth Group, Inc.	5,010	1,729,953
		$6,973,756
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	550	$2,969,598
Marriott International, Inc., Class A	12,300	3,203,412
		$6,173,010
Insurance — 1.8%
Allstate Corp.	20,700	$4,443,255
Arthur J. Gallagher & Co.	13,000	4,026,620
		$8,469,875
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A	6,700	$1,628,770
Alphabet, Inc., Class C	72,000	17,535,600
		$19,164,370
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	6,100	$2,958,622
		$2,958,622
Machinery — 0.5%
Parker-Hannifin Corp.	2,900	$2,198,635
		$2,198,635
Pharmaceuticals — 1.1%
Eli Lilly & Co.	6,900	$5,264,700
		$5,264,700
Professional Services — 0.8%
TransUnion	45,600	$3,820,368
		$3,820,368
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(6)	49,060	$4,139,192
Security	Shares	Value
Real Estate Management & Development (continued)
FirstService Corp.(7)	15,600	$ 2,971,644
		$ 7,110,836
Semiconductors & Semiconductor Equipment — 10.3%
Analog Devices, Inc.	15,200	$ 3,734,640
Broadcom, Inc.	35,190	11,609,533
Lam Research Corp.	44,210	5,919,719
NVIDIA Corp.	137,600	25,673,408
		$ 46,937,300
Software — 7.5%
Fair Isaac Corp.(6)	1,303	$1,949,979
Microsoft Corp.	48,093	24,909,769
Palo Alto Networks, Inc.(6)	18,800	3,828,056
Synopsys, Inc.(6)	7,400	3,651,086
		$34,338,890
Specialty Retail — 1.6%
Burlington Stores, Inc.(6)	13,400	$3,410,300
TJX Cos., Inc.	27,000	3,902,580
		$7,312,880
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	74,688	$19,017,805
		$19,017,805
Total Common Stocks (identified cost $142,454,819)		$283,573,386

Corporate Bonds — 10.4%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(7)	330	$ 343,283
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)	124	124,454
8.00%, 7/1/30(1)	30	31,381
South32 Treasury Ltd., 4.35%, 4/14/32(1)	48	46,118
		$ 545,236
Communications — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	60	$ 58,849
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)	60	62,327
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	261	180,981
4.80%, 3/1/50	916	725,970
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	64	67,248

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	10	$ 10,398
8.00%, 8/1/29(1)	50	50,964
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	213,266
		$ 1,370,003
Consumer, Cyclical — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	145	$ 144,937
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	414	414,401
5.308%, 10/20/31(1)	115	114,533
Bath & Body Works, Inc., 6.75%, 7/1/36	60	61,830
Champ Acquisition Corp., 8.375%, 12/1/31(1)	20	21,313
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	48	49,623
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	25	24,970
4.75%, 10/20/28(1)	400	402,416
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	45	41,914
Ford Motor Credit Co. LLC:
5.875%, 11/7/29	200	203,545
7.35%, 11/4/27	356	371,366
7.35%, 3/6/30	200	214,143
General Motors Financial Co., Inc.:
5.60%, 6/18/31	315	326,108
5.95%, 4/4/34	87	90,389
Lithia Motors, Inc., 3.875%, 6/1/29(1)	373	356,560
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(7)	50	48,595
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	350	358,984
		$3,245,627
Consumer, Non-cyclical — 0.7%
Biogen, Inc., 6.45%, 5/15/55	420	$450,652
Centene Corp.:
2.50%, 3/1/31	280	241,371
3.375%, 2/15/30	199	183,192
4.625%, 12/15/29	257	249,349
Conservation Fund, 3.474%, 12/15/29	285	268,737
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	393,716
Ford Foundation, 2.415%, 6/1/50	435	262,472
Herc Holdings, Inc., 7.00%, 6/15/30(1)	60	62,373
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	51	55,294
10.00%, 6/1/32(1)(7)	50	52,560
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	60	58,804
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	712	688,556
Royalty Pharma PLC, 5.20%, 9/25/35	132	131,939
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	23	23,580
		$3,122,595
Security	Principal Amount* (000’s omitted)		Value
Energy — 0.3%
Occidental Petroleum Corp., 5.375%, 1/1/32		85	$ 86,511
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		200	184,370
6.45%, 3/5/34(1)		200	194,127
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	356,932
5.00%, 1/31/28(1)		460	457,023
			$ 1,278,963
Financial — 6.7%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		184	$191,804
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)		60	62,041
Ally Financial, Inc.:
4.70% to 5/15/26(7)(9)(10)		101	98,525
5.543% to 1/17/30, 1/17/31(9)		245	249,711
American Assets Trust LP, 3.375%, 2/1/31		74	67,247
American International Group, Inc.:
4.85%, 5/7/30		151	154,570
5.45%, 5/7/35		266	277,269
American National Group, Inc.:
6.00%, 7/15/35		273	278,910
6.144%, 6/13/32(1)(7)		158	165,868
7.00% to 12/1/30, 12/1/55(9)		267	275,470
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	316,570
Apollo Debt Solutions BDC, 5.875%, 8/30/30(1)		127	129,289
Apollo Global Management, Inc., 5.15%, 8/12/35		215	216,168
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	100	140,408
Athene Holding Ltd., 6.625%, 5/19/55		348	372,758
Azorra Finance Ltd., 7.75%, 4/15/30(1)		50	52,771
Banco Santander SA, 5.294%, 8/18/27		200	203,884
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(9)		860	847,027
3.824% to 1/20/27, 1/20/28(9)		581	578,393
5.933% to 9/15/26, 9/15/27(9)		370	376,198
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(7)(9)		500	491,363
8.125% to 1/8/34, 1/8/39(1)(9)		451	492,039
Belrose Funding Trust II, 6.792%, 5/15/55(1)		472	511,606
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		25	26,072
6.65%, 3/15/31		60	63,089
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	614,506
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(9)		221	229,136
7.75% to 8/16/29(1)(9)(10)		420	445,936
9.25% to 11/17/27(1)(9)(10)		200	215,512
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	21,028

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Brookfield Asset Management Ltd.:
5.795%, 4/24/35		734	$ 769,337
6.077%, 9/15/55		273	283,474
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		393	390,252
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(9)		200	212,644
6.84% to 9/13/33, 9/13/34(1)(9)		241	268,672
CI Financial Corp., 7.50%, 5/30/29(1)		687	732,453
Citadel LP, 6.375%, 1/23/32(1)		588	622,710
Citigroup, Inc., 4.00% to 12/10/25(9)(10)		475	473,730
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(9)		85	87,139
COPT Defense Properties LP, 2.75%, 4/15/31		70	63,409
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		165	160,619
Enact Holdings, Inc., 6.25%, 5/28/29		520	544,039
EPR Properties:
3.60%, 11/15/31		205	189,329
3.75%, 8/15/29		106	102,079
4.95%, 4/15/28		396	399,152
Essent Group Ltd., 6.25%, 7/1/29(7)		67	70,227
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		59	60,466
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		328	340,783
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		946	854,699
6.75%, 3/15/54(1)		313	331,668
7.95%, 6/15/33(1)		22	25,513
7.95% to 7/15/29, 10/15/54(1)(9)		374	396,346
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		1,216	1,238,137
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		34	33,675
3.75%, 9/15/30(1)(7)		58	53,525
Healthpeak OP LLC, 4.75%, 1/15/33		271	269,389
Intact Financial Corp., 5.459%, 9/22/32(1)		253	260,899
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)		200	200,735
8.248% to 11/21/32, 11/21/33(1)(9)		488	576,105
Jefferies Financial Group, Inc., 6.20%, 4/14/34		422	448,838
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(7)(9)		648	669,597
5.581% to 4/22/29, 4/22/30(9)		644	672,850
Jyske Realkredit AS:
3.50%, 10/1/56	DKK	1,734	263,499
4.00%, 10/1/56	DKK	3,200	505,546
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		324	318,299
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		183	179,137
4.375%, 5/15/31(1)(7)		100	96,859
5.75%, 6/15/35		260	266,835
Marex Group PLC, 6.404%, 11/4/29		582	600,395
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
NMI Holdings, Inc., 6.00%, 8/15/29(7)		13	$ 13,452
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	680	104,372
3.50%, 10/1/56	DKK	1,243	189,474
Nuveen LLC, 5.85%, 4/15/34(1)		342	360,099
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	7,757	1,195,724
3.50%, 10/1/56(11)	DKK	3,104	473,151
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(7)		17	17,627
8.40%, 11/14/28(7)		85	92,324
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		331	344,511
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(9)		110	114,816
Raymond James Financial, Inc.:
4.90%, 9/11/35		235	232,549
5.65%, 9/11/55		448	444,983
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	932	141,920
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		594	555,196
Royal Bank of Canada:
4.696% to 8/6/30, 8/6/31(9)		179	181,438
4.97% to 5/2/30, 5/2/31(9)		175	179,286
5.153% to 2/4/30, 2/4/31(9)		375	386,505
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)(7)		400	401,022
Stifel Financial Corp., 4.00%, 5/15/30		196	192,183
Swedbank AB, 6.136%, 9/12/26(1)		437	445,300
Synovus Bank/Columbus, GA, 5.625%, 2/15/28		494	504,442
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)		139	144,351
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)		240	236,581
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		887	938,713
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		200	201,722
5.861% to 6/19/27, 6/19/32(1)(9)		200	203,166
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)		150	133,849
			$30,626,984
Government - Multinational — 0.8%
Asian Development Bank, 3.125%, 9/26/28		540	$531,930
European Investment Bank:
1.625%, 5/13/31		925	822,788
2.375%, 5/24/27		1,026	1,004,890
International Bank for Reconstruction & Development, 3.125%, 11/20/25		1,200	1,198,160
			$3,557,768
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		60	$61,596
Hexcel Corp., 5.875%, 2/26/35		150	156,953

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Masterbrand, Inc., 7.00%, 7/15/32(1)	49	$ 50,703
Reworld Holding Corp., 4.875%, 12/1/29(1)	60	56,483
Seaspan Corp., 5.50%, 8/1/29(1)	52	50,186
		$ 375,921
Technology — 0.5%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	60	$ 60,607
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	45	45,829
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	362	385,026
Kyndryl Holdings, Inc., 6.35%, 2/20/34(7)	447	477,910
McAfee Corp., 7.375%, 2/15/30(1)(7)	50	46,438
Oracle Corp.:
3.60%, 4/1/50	170	119,759
5.20%, 9/26/35	601	604,538
Playtika Holding Corp., 4.25%, 3/15/29(1)	50	45,952
Qorvo, Inc., 3.375%, 4/1/31(1)	300	275,902
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	359	406,691
		$2,468,652
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	$158,109
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(7)(9)	210	211,735
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	334,563
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(7)	65	68,214
		$772,621
Total Corporate Bonds (identified cost $47,048,873)		$47,364,370

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(12)	20,000	$ 1,014,300
Total Exchange-Traded Funds (identified cost $1,017,600)		$ 1,014,300

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(6)	3,000	$ 75,750
		$ 75,750
Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%(7)	13,079	$ 175,259
Series A2, 6.375%	12,000	180,840
		$ 356,099
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc.:
5.50%	1,721	$ 39,325
6.25%	733	18,178
		$57,503
Total Preferred Stocks (identified cost $771,477)		$489,352

Senior Floating-Rate Loans — 0.7%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$239	$ 239,024
		$ 239,024
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	$247	$ 247,020
		$ 247,020
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	$247	$ 246,999
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	296	296,210
		$543,209
IT Services — 0.1%
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$296	$297,089
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	248	247,467
		$544,556
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$297	$296,978
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	247	247,783
		$544,761

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$247	$ 247,595
		$ 247,595
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$247	$ 246,892
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	247	248,095
		$ 494,987
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$248	$ 247,275
		$247,275
Total Senior Floating-Rate Loans (identified cost $3,108,882)		$3,108,427

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,484,501
4.375%, 2/28/34	193	197,228
		$ 1,681,729
Total Sovereign Government Bonds (identified cost $1,709,186)		$ 1,681,729

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 347,191
San Francisco City and County, CA, 3.921%, 6/15/39	285	258,553
		$ 605,744
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 401,008
Social Bonds, 2.484%, 6/1/27	290	283,429
Social Bonds, 2.534%, 6/1/28	360	347,012
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
Social Bonds, 2.584%, 6/1/29	$200	$ 190,193
Social Bonds, 2.984%, 6/1/33	220	198,964
		$ 1,420,606
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 114,107
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	155,326
Green Bonds, 2.184%, 9/1/31	140	125,585
Green Bonds, 2.264%, 9/1/32	125	109,979
Green Bonds, 2.344%, 9/1/33	135	116,640
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	130,351
Green Bonds, 1.701%, 5/1/31	130	114,722
		$866,710
Total Taxable Municipal Obligations (identified cost $3,179,688)		$2,893,060

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 200,961
3.485%, 8/1/35	125	113,373
3.585%, 8/1/37	225	201,569
U.S. International Development Finance Corp., 3.52%, 9/20/32	221	215,425
Total U.S. Government Agencies and Instrumentalities (identified cost $830,543)		$ 731,328

U.S. Government Agency Mortgage-Backed Securities — 9.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$69	$ 64,125
5.00%, 11/1/54	1,670	1,657,689
5.50%, with various maturities to 2055	7,988	8,060,701
6.00%, 6/1/53	59	60,666
Federal National Mortgage Association:
2.00%, 4/1/51	169	139,736
2.68%, 7/1/26	322	318,746
3.00%, 11/1/49	214	190,360

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.00%, with various maturities to 2048	$437	$ 419,096
5.00%, 3/1/55	310	308,150
5.50%, with various maturities to 2055	4,602	4,649,143
7.00%, 6/1/53	46	48,663
Government National Mortgage Association II:
2.50%, with various maturities to 2051	601	512,983
6.00%, with various maturities to 2053	287	296,518
6.50%, 6/20/53	315	328,320
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(14)	210	197,950
5.00%, 30-Year, TBA(14)	15,498	15,371,432
5.50%, 30-Year, TBA(14)	11,433	11,529,912
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $44,486,571)		$44,154,190

U.S. Treasury Obligations — 7.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.875%, 2/15/41	$481	$ 338,344
1.875%, 2/15/51	79	45,143
1.875%, 11/15/51	368	208,251
2.00%, 11/15/41	795	558,596
2.00%, 8/15/51	338	198,106
2.25%, 2/15/52	523	324,526
2.375%, 2/15/42	7,519	5,574,193
2.875%, 8/15/45	335	254,646
2.875%, 5/15/52	275	196,292
3.00%, 5/15/45	503	391,593
3.00%, 5/15/47	13	9,901
3.00%, 8/15/52	127	92,916
3.125%, 5/15/48	52	40,111
3.625%, 2/15/53	282	233,201
3.625%, 5/15/53	164	135,495
3.875%, 2/15/43	327	296,880
3.875%, 5/15/43	31	28,089
4.00%, 11/15/52	140	123,922
4.25%, 2/15/54	185	170,814
4.50%, 2/15/36	1	1,033
4.50%, 2/15/44	148	144,791
4.50%, 11/15/54	941	906,301
4.625%, 5/15/44	112	111,208
4.75%, 2/15/45	1,350	1,358,754
U.S. Treasury Notes:
0.375%, 12/31/25	475	470,748
0.625%, 8/15/30	148	127,624
0.875%, 11/15/30	1	867
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.00%, 7/31/28	$30	$ 27,896
1.125%, 2/15/31	124	108,381
1.25%, 3/31/28	581	548,478
1.25%, 4/30/28	1,022	962,976
1.25%, 6/30/28	303	284,347
1.25%, 8/15/31	37	32,006
1.375%, 10/31/28	32	29,907
1.50%, 2/15/30	31	28,277
3.125%, 8/31/27	1,146	1,135,547
3.375%, 5/15/33	156	149,870
3.50%, 1/31/28	631	629,410
3.625%, 5/15/26	23	22,970
3.625%, 5/31/28	75	75,022
3.75%, 12/31/28	83	83,279
3.875%, 9/30/29	7	7,049
3.875%, 8/15/33	71	70,430
3.875%, 8/15/34	331	325,996
4.00%, 2/28/30	3,444	3,484,292
4.00%, 2/15/34	683	681,359
4.125%, 2/28/27	9,153	9,208,955
4.125%, 7/31/28	60	60,803
4.25%, 5/15/35	2,500	2,523,437
4.375%, 8/31/28	151	154,097
4.625%, 9/15/26	142	143,199
4.625%, 2/15/35	550	571,699
4.875%, 5/31/26	819	824,505
Total U.S. Treasury Obligations (identified cost $35,754,792)		$34,516,532

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(15)	$76,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 5.7%
Affiliated Fund — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(16)	17,484,570	$ 17,484,570
Total Affiliated Fund (identified cost $17,484,570)		$ 17,484,570
Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(17)	8,655,835	$ 8,655,835
Total Securities Lending Collateral (identified cost $8,655,835)		$ 8,655,835
Total Short-Term Investments (identified cost $26,140,405)		$ 26,140,405
Total Investments — 107.8% (identified cost $354,832,992)		$492,911,555
Other Assets, Less Liabilities — (7.8)%		$(35,843,835)
Net Assets — 100.0%		$457,067,720

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $55,173,188 or 12.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(5)	When-issued, variable rate security whose interest rate will be determined after September 30, 2025.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $10,394,008 and the total market value of the collateral received by the Fund was $10,773,973, comprised of cash of $8,655,835 and U.S. government and/or agencies securities of $2,118,138.
(8)	Restricted security. Total market value of restricted securities amounts to $42,315, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $1,951,203 or 0.4% of the Fund's net assets.
(12)	Affiliated fund.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(17)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
DKK	120,828	USD	19,100	State Street Bank and Trust Company	12/17/25	$2	$ —
DKK	46,359	USD	7,328	State Street Bank and Trust Company	12/17/25	1	—
USD	110,196	CAD	151,447	Barclays Bank PLC	12/17/25	983	—
USD	150,851	DKK	950,589	JPMorgan Chase Bank, N.A.	12/17/25	572	—
USD	1,914,605	DKK	12,056,934	UBS AG	12/17/25	8,524	—
USD	763,773	DKK	4,809,748	UBS AG	12/17/25	3,401	—
USD	84,830	DKK	535,883	UBS AG	12/17/25	112	—
USD	485,444	EUR	410,000	Bank of America, N.A.	12/17/25	1,973	—
USD	144,447	EUR	121,998	Bank of America, N.A.	12/17/25	587	—
USD	364,009	GBP	268,432	JPMorgan Chase Bank, N.A.	12/17/25	2,958	—
						$19,113	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	7	Long	12/31/25	$1,458,789	$811
U.S. 5-Year Treasury Note	291	Long	12/31/25	31,775,836	30,265
U.S. 10-Year Treasury Note	32	Long	12/19/25	3,600,000	12,589
U.S. Long Treasury Bond	45	Long	12/19/25	5,246,719	90,414
U.S. Ultra 10-Year Treasury Note	79	Long	12/19/25	9,091,172	15,018
U.S. 2-Year Treasury Note	(120)	Short	12/31/25	(25,007,813)	(17,720)
U.S. 10-Year Treasury Note	(7)	Short	12/19/25	(787,500)	(3,715)
U.S. Long Treasury Bond	(2)	Short	12/19/25	(233,188)	(4,565)
U.S. Ultra 10-Year Treasury Note	(12)	Short	12/19/25	(1,380,938)	(11,541)
U.S. Ultra-Long Treasury Bond	(43)	Short	12/19/25	(5,162,688)	(84,728)
					$26,828
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$14,522
		$14,522

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $18,498,870, which represents 4.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ —	$ 1,017,600	$ —	$ —	$(3,300)	$ 1,014,300	$ 3,609	20,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	27,218,723	93,685,501	(103,419,654)	—	—	17,484,570	915,689	17,484,570
Total				$ —	$(3,300)	$18,498,870	$919,298

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:

Calvert
VP SRI Balanced Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$23,685,270	$ —	$23,685,270
Collateralized Mortgage Obligations	—	6,664,797	—	6,664,797
Commercial Mortgage-Backed Securities	—	16,894,409	—	16,894,409
Common Stocks	281,732,110(2)	—	—	281,732,110
Common Stocks - Electrical Equipment	—	1,798,961	—	1,798,961
Common Stocks - Energy	—	42,315	—	42,315
Corporate Bonds	—	47,364,370	—	47,364,370
Exchange-Traded Funds	1,014,300	—	—	1,014,300
Preferred Stocks	489,352	—	—	489,352
Senior Floating-Rate Loans	—	3,108,427	—	3,108,427
Sovereign Government Bonds	—	1,681,729	—	1,681,729
Taxable Municipal Obligations	—	2,893,060	—	2,893,060
U.S. Government Agencies and Instrumentalities	—	731,328	—	731,328
U.S. Government Agency Mortgage-Backed Securities	—	44,154,190	—	44,154,190
U.S. Treasury Obligations	—	34,516,532	—	34,516,532
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	17,484,570	—	—	17,484,570
Securities Lending Collateral	8,655,835	—	—	8,655,835
Total Investments	$309,376,167	$183,535,388	$0	$492,911,555
Forward Foreign Currency Exchange Contracts	$ —	$19,113	$ —	$19,113
Futures Contracts	149,097	—	—	149,097
Total	$309,525,264	$183,554,501	$ —	$493,079,765
Liability Description
Futures Contracts	$(122,269)	$ —	$ —	$(122,269)
Total	$(122,269)	$ —	$ —	$(122,269)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.